Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
ARB IOT (M) Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB IOT Group Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB AI Agro Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB Agro Technology Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Business in digital agricultural technology
ARB AI Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARBIOT Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		IoT, internet and multimedia development and consultancy services, and project management
ARB Lab Sdn. Bhd [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB R&D Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Development of IT and IoT for software and hardware
ARB Innovation Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Provision of IT software and hardware solution
ARB R1 Technology Sdn. Bhd [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Dormant
ARB Midware Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		100.00%
Principal activities		Investment holding
ARB Distribution Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		51.00%
Principal activities		Distribution of IoT related products
ARB Robotic Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB Intelligence Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		IoT cloud business platform
ARB Techsymbol Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB Logistic Technologies Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Dormant
ARB WMS Technologies Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	51.00%
Principal activities		Business in provision of warehouse management system solution and equipment
ARB 5G Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Investment holding
ARB AI Technology Sdn. Bhd [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Provision of IT software and hardware solution
ARB Big Data Sdn. Bhd. [Member]
Significant Accounting Policies (Details) - Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities		Software development and data analysis